Note 3 - Investment Securities	12 Months Ended
Dec. 31, 2012
Notes
Note 3 - Investment Securities

3.           MARKETABLE DEBT SECURITIES

              Debt securities available for sale are carried at estimated fair market value.  The amortized cost and estimated fair values of these debt securities are as follows:

	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Estimated Fair Value
December 31, 2012

Obligations of states and political subdivisions	$ 88,092,434	$ 2,808,800	$ (145,814)	$ 90,755,420
Corporate securities	130,316	167,957	--	298,273
	$ 88,222,750	$ 2,976,757	$ (145,814)	$ 91,053,693

December 31, 2011

Obligations of states and political subdivisions	$ 67,983,813	$ 2,679,157	$ (13,724)	$ 70,649,246
Corporate securities	130,316	102,772	--	233,088
	$ 68,114,129	$ 2,781,929	$ (13,724)	$ 70,882,334

              Debt securities designated as "Held to Maturity" are carried at amortized cost based on Management's intent and ability to hold such securities to maturity.  The amortized cost and estimated fair values of these debt securities are as follows:

	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Estimated Fair Value
December 31, 2012

Obligations of states and political subdivisions	$ 33,237,199	$ 1,212,823	$ (43,744)	$ 34,406,278
December 31, 2011

Obligations of states and political subdivisions	$ 36,780,206	$ 1,312,337	$ (2,823)	$ 38,089,720

              The amortized cost and estimated fair values of marketable debt securities at December 31, 2012, by contractual maturity, are shown below:

	Available for Sale		Held to Maturity
		Estimated		Estimated
	Amortized	Fair	Amortized	Fair
	Cost	Value	Cost	Value

Due in one year or less ..................................	$ 10,888,967	$ 11,200,698	$ 1,494,184	$ 1,504,148
Due after one year through five years ..........	31,229,374	32,796,280	7,512,742	7,790,076
Due after five years through ten years ..........	18,191,187	18,759,628	23,840,203	24,686,954
Due after ten years ..........................................	27,913,222	28,297,087	390,070	425,100
	$ 88,222,750	$ 91,053,693	$ 33,237,199	$ 34,406,278

              The following table presents an analysis of investment securities in an unrealized loss position for which other-than-temporary impairments have not been recognized as of December 31, 2012:

	Less than 12 Months		12 Months or Longer		Total
	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
Available for Sale:
Obligations of states and political subdivisions	$ 9,789,632	$ 145,814	$ -	$ -	$ 9,789,632	$ 145,814
Total.............................	9,789,632	145,814	-	-	9,789,632	145,814

Held to Maturity:
Obligations of states and political subdivisions	3,321,640	43,744	-	-	3,321,640	43,744
Total.............................	3,321,640	43,744	-	-	3,321,640	43,744

Overall Total ...........................	$ 13,111,272	$ 189,558	$ -	$ -	$ 13,111,272	$ 189,558

              The following table presents an analysis of investment securities in an unrealized loss position for which other-than-temporary impairments have not been recognized as of December 31, 2011:

	Less than 12 Months		12 Months or Longer		Total
	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
Available for Sale:
Obligations of states and political subdivisions	$ 1,953,623	$ 8,060	$ 1,485,943	$ 5,664	$ 3,439,566	$ 13,724
Total..............................	1,953,623	8,060	1,485,943	5,664	3,439,566	13,724

Held to Maturity:
Obligations of states and political subdivisions	809,137	2,379	753,517	444	1,562,654	2,823
Total..............................	809,137	2,379	753,517	444	1,562,654	2,823

Overall Total ...........................	$ 2,762,760	$ 10,439	$ 2,239,460	$ 6,108	$ 5,002,220	$ 16,547

              The previous two tables represent 19 investments and 8  investments held by the Company at December 31, 2012 and 2011, respectively, the majority of which were rated “A+” or higher.  The unrealized losses on the Company’s investments were the result of interest rate increases over the previous years. The total impairment was less than approximately 1.45% and 0.34% of the fair value of the affected investments at December 31, 2012 and 2011, respectively.  Based on the credit ratings of these investments, along with the consideration of whether the Company has the intent to sell or will be more likely than not required to sell the applicable investment before recovery of amortized cost basis, the Company does not consider the impairment of these investments to be other-than-temporary at December 31, 2012 and 2011.

              Proceeds from sales of securities during 2012 were $265,977.  Gross gains of $1,296 were realized on these sales.  Proceeds from redemptions of investment securities due to the exercise of call provisions by the issuers thereof and regularly scheduled maturities during 2012 were $11,399,450.  Gross gains of $7,869 were realized from these redemptions.

              Proceeds from sales of securities during 2011 were $3,085,237.  Gross gains of $24,157 and gross losses of $12,345 were realized on these sales.  Proceeds from redemptions of investment securities due to the exercise of call provisions by the issuers thereof and regularly scheduled maturities during 2011 were $13,795,000.  Gross gains of $1,231 were realized from these redemptions.

              There were no sales of investments in debt securities available-for-sale or held-to-maturity during 2010.  Proceeds from redemptions of investment securities due to the exercise of call provisions by the issuers thereof and regularly scheduled maturities during 2010 were $9,254,950.  Gross gains of $5,113 were realized from these redemptions.